GOODWILL AND INTANGIBLES, NET (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011
Amortized intangible assets:
Gross carrying amount	$ 27,818,000	$ 42,223,000	$ 27,818,000	$ 42,223,000	$ 31,021,000
Accumulated amortization	(18,695,000)	(30,853,000)	(18,695,000)	(30,853,000)	(21,167,000)
Net	9,123,000	11,370,000	9,123,000	11,370,000	9,854,000
Unamortized intangible assets:
Owned trademarks	107,500,000	140,988,000	107,500,000	140,988,000	107,500,000
Total intangible assets, net	116,623,000	152,358,000	116,623,000	152,358,000	117,354,000
Goodwill	1,574,000	1,475,000	1,574,000	1,475,000	1,519,000
Total goodwill and intangibles, net	118,197,000	153,833,000	118,197,000	153,833,000	118,873,000
Amortization expense of intangible assets	700,000	1,200,000	2,400,000	3,400,000
Estimated amortization expense for intangible assets
Fiscal Year 2012	3,000,000		3,000,000
Fiscal Year 2013	2,500,000		2,500,000
Fiscal Year 2014	2,100,000		2,100,000
Fiscal Year 2015	1,400,000		1,400,000
Fiscal Year 2016	700,000		700,000
Weighted Average
Amortized intangible assets:
Amortization Period			6 years
Owned trademarks
Amortized intangible assets:
Gross carrying amount	1,479,000	1,479,000	1,479,000	1,479,000	1,479,000
Accumulated amortization	(1,316,000)	(1,023,000)	(1,316,000)	(1,023,000)	(1,112,000)
Net	163,000	456,000	163,000	456,000	367,000
Owned trademarks | Weighted Average
Amortized intangible assets:
Amortization Period			4 years
Customer relationships
Amortized intangible assets:
Gross carrying amount	6,439,000	9,918,000	6,439,000	9,918,000	9,478,000
Accumulated amortization	(2,927,000)	(5,152,000)	(2,927,000)	(5,152,000)	(5,426,000)
Net	3,512,000	4,766,000	3,512,000	4,766,000	4,052,000
Customer relationships | Weighted Average
Amortized intangible assets:
Amortization Period			13 years
Merchandising rights
Amortized intangible assets:
Gross carrying amount	17,578,000	28,504,000	17,578,000	28,504,000	17,742,000
Accumulated amortization	(12,548,000)	(22,924,000)	(12,548,000)	(22,924,000)	(12,837,000)
Net	5,030,000	5,580,000	5,030,000	5,580,000	4,905,000
Merchandising rights | Weighted Average
Amortized intangible assets:
Amortization Period			4 years
Other
Amortized intangible assets:
Gross carrying amount	2,322,000	2,322,000	2,322,000	2,322,000	2,322,000
Accumulated amortization	(1,904,000)	(1,754,000)	(1,904,000)	(1,754,000)	(1,792,000)
Net	$ 418,000	$ 568,000	$ 418,000	$ 568,000	$ 530,000
Other | Weighted Average
Amortized intangible assets:
Amortization Period			4 years